Note 32 Leverage Ratio (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leverage ratio [Line Items]
Tier 1	€ 45,687	€ 49,597	€ 49,701
Exposure to leverage ratio	€ 671,790	€ 741,095	€ 731,087
Leverage ratio	6.80%	6.69%	6.80%